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                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4982


                      HEARTLAND SMALL CAP CONTRARIAN FUND
                              HEARTLAND VALUE FUND
                          HEARTLAND MID CAP VALUE FUND
                         HEARTLAND LARGE CAP VALUE FUND
                           HEARTLAND VALUE PLUS FUND
                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND

                      Supplement dated October 3, 1997 to
                        Prospectus dated March 31, 1997


Small Cap Contrarian Fund and Value Fund Closings
-------------------------------------------------
The paragraph entitled "Value Fund Closed to New Investors" on page 31p of the Prospectus is amended and replaced in its entirety by the following paragraph:

     SMALL CAP CONTRARIAN AND VALUE FUNDS CLOSED TO NEW INVESTORS

     Effective the close of business on October 31, 1997, shares of the Small Cap Contrarian and Value Funds will no longer be available to new accounts, except as described below. Shareholders of the Funds on that date will be able to continue to purchase shares of the Fund in which they are invested by adding to an existing account. Employee benefit plans that are shareholders on that date may continue to purchase shares of the Fund in which they are invested for existing and new participants in the ordinary course of the plan's operations. In addition, financial advisers, sub-advisers and planners with at least $2 million of clients' assets invested in the Small Cap Contrarian Fund as of October 31, 1997, may continue to purchase shares of that Fund on behalf of new and existing clients as long as their clients' aggregate assets in the Fund do not fall below $2 million as a result of redemptions. The discussion elsewhere in the Prospectus regarding the purchase of shares of the Small Cap Contrarian and Value Funds is qualified by this limitation. Each of the Small Cap Contrarian and Value Funds may resume sales to new investors at some future date, but has no present intention to do so.


Fee Waivers and Reimbursements for Mid Cap Value and Large Cap Value Funds
--------------------------------------------------------------------------
Effective October 1, 1997, Heartland Advisors, Inc. has voluntarily committed to waive the entire management and Rule 12b-1 fees and to reimburse all other expenses for the Large Cap Value Fund.
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Also effective October 1, 1997, Heartland Advisors, Inc. has voluntarily committed to reimburse the Mid Cap Value Fund to the extent that annual Total Fund Operating Expenses would exceed 1.25%.

Heartland Advisors may reinstate all or a portion of the Funds' fees or discontinue reimbursements at any time.

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                             HEARTLAND GROUP, INC.

                                   FORM N-1A

                             CROSS-REFERENCE SHEET

                       TO POST-EFFECTIVE AMENDMENT NO. 30
                       __________________________________



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Form N-1A
Item No.                                              Prospectus Heading
----------                                            ------------------

            PART A

1.     Cover Page....................................       Cover Page

2.     Synopsis......................................       Fund Expenses; Prospectus Supplement Dated
                                                            October 3, 1997

3.     Condensed Financial
       Information...................................       Financial Highlights

4.     General Description of
       Registrant....................................       Description of Fund Shares; Investment Objectives
                                                            and Policies

5.     Management of the Fund........................       The Funds and the Heartland Organization; How
                                                            to Buy Shares; Net Asset Value Calculation;
                                                            Portfolio Transactions; Prospectus Supplement
                                                            Dated July 14, 1997

5A.    Management's Discussion
       of Fund Performance...........................       Not applicable.  See Annual Report

6.     Capital Stock and Other
       Securities....................................       Description of Fund Shares; Dividends,
                                                            Capital Gains Distributions and Taxes;
                                                            Shareholder Services

7.     Purchase of Securities Being
       Offered.......................................       How to Buy Shares; Net Asset Value Calculation;
                                                            How to Redeem Shares; Prospectus Supplement
                                                            Dated October 3, 1997

8.     Redemption or Repurchase......................       How to Redeem Shares

9.     Pending Legal Proceedings.....................       None

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                  PART B

10.   Cover Page......................................  Cover Page

11.   Table of Contents...............................  Cover Page

12.   General Information and
      History.........................................  Introduction to the Funds

13.   Investment Objectives and
      Policies........................................  Investment Policies and Methods; Investment
                                                        Restrictions; Appendix A - Securities Ratings

14.   Management of the Fund..........................  Management

15.   Control Persons and Principal
      Holders of Securities...........................  Control Persons and Principal Holders of Securities

16.   Investment Advisory and
      Other Services..................................  The Investment Advisor

17.   Brokerage Allocation............................  Portfolio Transactions

18.   Capital Stock and Other
      Securities......................................  Description of Shares

19.   Purchase, Redemption and
      Pricing of Securities
      Being Offered...................................  Determination of Net Asset Value Per Share

20.   Tax Status......................................  Tax Status

21.   Underwriters....................................  Distribution of Shares

22.   Calculation of Performance
      Data............................................  Performance Information

23.   Financial Statements............................  Financial Statements
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